Subsequent Event (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Subsequent Event [Line Items]
Number of licensed beds	10,330
Integris Health, Inc. [Member]
Subsequent Event [Line Items]
Equity interest, possible percentage to be acquired in noncontrolling interest	20.00%
Estimated purchase price to acquire the entity	$ 60
INTEGRIS Health Inc. [Member]
Subsequent Event [Line Items]
Equity interest, ownership percentage by parent	80.00%
Blackwell Regional Hospital [Member]
Subsequent Event [Line Items]
Number of licensed beds	53
Clinton Regional Hospital [Member]
Subsequent Event [Line Items]
Number of licensed beds	64
Marshall County Medical Center [Member]
Subsequent Event [Line Items]
Number of licensed beds	25
Mayes County Medical Center [Member]
Subsequent Event [Line Items]
Number of licensed beds	52
Seminole Medical Center [Member]
Subsequent Event [Line Items]
Number of licensed beds	32